Property and Equipment, Net - Additional Information (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	¥ 11,450,000		¥ 8,091,000	¥ 5,312,000
Impairment charges	0		0	0
Impairment of goodwill and long-lived assets	(17,953,000)	$ (2,474)	¥ (9,945,000)	¥ (84,693,000)
LVB Focused Online Business Asset Group
Property, Plant and Equipment [Line Items]
Impairment of goodwill and long-lived assets	¥ 17,953,000